Stock Options and Warrants - Warrant Rights (Details) - USD ($) $ / shares in Units, $ in Thousands					1 Months Ended	2 Months Ended	12 Months Ended
	Jul. 08, 2020	Jul. 07, 2020	Jul. 29, 2015	Jun. 29, 2015	Mar. 31, 2020	Aug. 31, 2020	Feb. 29, 2020	Feb. 28, 2019
Class of Warrant or Right [Line Items]
Number of Securities Called by Warrants or Rights							1,401,836
Exercisable							1,653,268
Conversion of Stock, Shares Issued	1,401,836	1,401,836				1,401,836
Common stock warrants
Class of Warrant or Right [Line Items]
Number of Securities Called by Warrants or Rights							1,653,268	1,466,043
Maximum
Class of Warrant or Right [Line Items]
Exercise price (in dollars per share)							$ 23.75
Minimum
Class of Warrant or Right [Line Items]
Exercise price (in dollars per share)							$ 0.0005
Series E Warrants [Member] | Common stock warrants
Class of Warrant or Right [Line Items]
Number of Securities Called by Warrants or Rights							1,129,114	1,162,483
Exercise price (in dollars per share)							$ 0.0005
Series F Warrants [Member] | Common stock warrants
Class of Warrant or Right [Line Items]
Number of Securities Called by Warrants or Rights							85,000
Exercise price (in dollars per share)							$ 0.0005
Customer Warrant | Common stock warrants
Class of Warrant or Right [Line Items]
Number of Securities Called by Warrants or Rights			200,000	200,000			160,000	160,000
Exercisable			160,000	160,000
Vested and exercisable							160,000	120,000
Shares issued					160,000
Exercise price (in dollars per share)							$ 13.75
Lender Warrant | Common stock warrants
Class of Warrant or Right [Line Items]
Number of Securities Called by Warrants or Rights							279,154	143,560
Lender Warrant | Maximum | Common stock warrants
Class of Warrant or Right [Line Items]
Exercise price (in dollars per share)							$ 23.75
Lender Warrant | Minimum | Common stock warrants
Class of Warrant or Right [Line Items]
Exercise price (in dollars per share)							$ 0.005
Term Loan Warrants
Class of Warrant or Right [Line Items]
Number of Securities Called by Warrants or Rights							43,542
Exercise price (in dollars per share)							$ 0.005
Fair value of the warrants							$ 182
Vesting percentage							100.00%
Term Loan Warrants | Common stock warrants
Class of Warrant or Right [Line Items]
Number of Securities Called by Warrants or Rights							86,600
Exercise price (in dollars per share)							$ 9.60
Fair value of the warrants							$ 528
Vesting percentage							100.00%
Term of option							10 years
The 2019 Revolver Warrants [Member] | Common stock warrants
Class of Warrant or Right [Line Items]
Fair value of the warrants							$ 251
Vesting percentage							100.00%
Term of option							10 years
The 2019 Revolver Warrants [Member] | Maximum | Common stock warrants
Class of Warrant or Right [Line Items]
Number of Securities Called by Warrants or Rights							12,631
Exercise price (in dollars per share)							$ 23.75
The 2019 Revolver Warrants [Member] | Minimum | Common stock warrants
Class of Warrant or Right [Line Items]
Number of Securities Called by Warrants or Rights							36,363
Exercise price (in dollars per share)							$ 13.75